RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 4.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations - 4.4%
U.S. Treasury Notes	0.125%	12/31/22	$ 2,290,000	$ 2,290,179
U.S. Treasury Inflation-Protected Notes	0.625%	04/15/23	2,000,000	2,219,184
Total U.S. Government & Agencies (Cost $4,462,693)				$ 4,509,363

MUNICIPAL BONDS - 0.6%	Coupon	Maturity	Par Value	Value
Dallas/Fort Worth International Airport, Texas, Series 2020-C	1.041%	11/01/23	$ 100,000	$ 101,091
Denton County, Texas, Taxable General Purpose, Series 2020-A	0.444%	01/15/23	500,000	501,870
Total Municipal Bonds (Cost $600,000)				$ 602,961

ASSET BACKED SECURITIES – 16.4%	Coupon	Maturity	Par Value	Value
American Homes 4 Rent Trust, 144A, Series 2015-SFR2, Class A	3.732%	10/18/52	$ 545,375	$ 595,898
CNH Equipment Trust, Series 2017-A, Class A-4 (a)	2.480%	02/15/24	919,379	923,743
Foundation Financial Trust, 144A, Series 2017-1, Class A	3.300%	07/15/33	698,705	711,902
FourSight Capital Automobile Receivables Trust, Series 2021-1, Class A-3	0.640%	07/15/25	750,000	750,015
Honda Auto Receivables Trust, Series 2019-4, Class A-4	1.870%	01/20/26	1,000,000	1,032,886
Hyundai Auto Lease Trust, 144A, Series 2020-B, Class A-3	0.510%	09/15/23	1,000,000	1,003,680
Hyundai Auto Receivables Owner Trust, Series 2019-A, Class A-4 (a)	2.710%	05/15/25	500,000	519,603
John Deere Owner Trust, Series 2020-B, Class A-3 (a)	0.510%	11/15/24	1,000,000	1,003,368

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES – 16.4% (Continued)	Coupon	Maturity	Par Value	Value
JPMorgan Mortgage Acquisitions Trust, Series 2007-CH3, Class A-5 (a)	0.390%	03/25/37	$ 539,518	$ 531,964
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	1,055,991	1,099,681
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	1,012,530	1,024,896
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	967,236	1,000,904
MMAF Equipment Finance, LLC, 144A, Series 2020-B, Class A-3	0.490%	08/14/25	500,000	500,696
Oasis Securitization Funding, LLC, 144A, Series 2020-2, Class NT (a)	4.262%	05/15/32	513,285	514,823
Santander Drive Auto Receivables Trust, Series 2019-2, Class A-3	2.590%	05/15/23	104,531	104,631
Santander Drive Auto Receivables Trust, Series 2020-3, Class A-3	0.520%	07/15/24	500,000	501,272
Synchrony Credit Card Master Trust, Series 2017-2, Class A	2.620%	10/15/25	734,000	762,522
Towd Point Mortgage Trust, 144A, Series 2015-5, Class A-1B (a)	2.750%	05/25/55	282,207	283,171
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1 (a)	2.250%	04/25/56	555,258	558,390
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	699,302	712,627
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1	3.750%	05/25/58	350,073	373,575
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E3 (a)	2.500%	11/25/60	78,745	78,909
Towd Point Mortgage Trust, 144A, Series 2015-6, Class A-1B (a)	2.750%	11/25/60	545,658	549,958
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E2 (a)	2.750%	11/25/60	109,640	109,928
USAA Auto Owner Trust, Series 2019-1, Class A-4	2.140%	11/15/24	750,000	769,083

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES – 16.4% (Continued)	Coupon	Maturity	Par Value	Value
World Omni Select Auto Trust, Series 2020-A, Class A-3 (a)	0.550%	07/15/25	$ 600,000	$ 601,863
Total Asset Backed Securities (Cost $16,484,603)				$ 16,619,988

COLLATERALIZED MORTGAGE OBLIGATIONS – 39.6%	Coupon	Maturity	Par Value	Value
Citigroup Commercial Mortgage Trust, 144A, Series 2019-SMRT, Class A	4.149%	01/11/36	$ 595,000	$ 650,000
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	290,784	307,813
Cityline Mortgage Trust, 144A, Series 2016-CLNE, Class A (a)	2.778%	11/13/31	1,000,000	1,045,846
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/15/45	993,930	1,023,014
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4 (a)	3.213%	03/12/46	1,084,203	1,139,778
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS3, Class A-4	3.819%	06/12/47	1,000,000	1,097,725
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1	2.197%	11/25/23	1,289,494	1,333,804
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J20, Class A-1	3.206%	10/25/24	63,228	64,730
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	492,622	493,829
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1 (a)	1.766%	02/25/25	1,573,115	1,625,528
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	701,114	748,332
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1 (a)	1.972%	01/25/26	649,792	650,034
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.682%	01/25/23	19,175,848	255,503
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.152%	05/25/26	11,100,000	654,423

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS – 39.6% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series 2020-RR02, Class AX (a)	1.826%	10/27/28	$ 4,665,000	$ 551,350
FHLMC REMIC, IO, Series K-723, Class X-1 (a)	0.948%	08/25/23	16,196,805	303,998
FHLMC REMIC, IO, Series K-724, Class X-1 (a)	0.264%	11/25/23	41,548,120	260,083
FHLMC REMIC, IO, Series K-W01, Class X-1 (a)	0.967%	01/25/26	12,600,254	498,402
FHLMC REMIC, IO, Series K-734, Class X-1 (a)	0.648%	02/25/26	19,837,584	570,320
FHLMC REMIC, IO, Series K-064, Class X-1 (a)	0.605%	03/25/27	19,652,482	670,629
FHLMC REMIC, IO, Series K-740, Class XAM (a)	1.113%	10/25/27	7,811,000	544,345
FNMA, Pool #470596	2.900%	04/01/22	996,677	1,013,462
FNMA, Pool #AM0615	2.465%	10/01/22	1,000,000	1,024,876
FNMA Multifamily REMIC Trust, Series 2017-M3, Class A-1 (a)	2.512%	12/25/26	396,063	408,122
FNMA Multifamily REMIC Trust, Series 2017-M4, Class A-1 (a)	2.619%	12/25/26	945,595	989,465
FNMA Multifamily REMIC Trust, Series 2017-M2, Class A-1 (a)	2.801%	02/25/27	118,028	119,814
FREMF Mortgage Trust, 144A, Series 2012-K17, Class B (a)	4.317%	12/25/44	100,000	102,918
FREMF Mortgage Trust, 144A, Series 2012-K18, Class B (a)	4.283%	01/25/45	890,000	917,444
FREMF Mortgage Trust, 144A, Series 2012-K20, Class C (a)	3.867%	05/25/45	590,000	610,090
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.670%	11/25/45	600,000	622,090
FREMF Mortgage Trust, 144A, Series 2013-K26, Class C (a)	3.597%	12/25/45	430,000	447,620
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.524%	05/25/46	500,000	522,389
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B (a)	3.546%	08/25/46	1,095,000	1,163,934
FREMF Mortgage Trust, 144A, Series 2013-K34, Class B (a)	3.733%	09/25/46	550,000	587,976
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.935%	12/25/46	1,005,000	1,082,566

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS – 39.6% (Continued)	Coupon	Maturity	Par Value	Value
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.833%	11/25/47	$ 975,000	$ 1,066,275
FREMF Mortgage Trust, IO, 144A, Series 2016-K59, Class X2-A (a)	0.100%	11/25/49	98,566,732	453,446
Goldman Sachs Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	699,437	735,097
GNMA, Series 2014-120, Class A	2.800%	05/16/39	29,176	29,172
HomeBanc Mortgage Corporation, Series 2005-4, Class A-1 (a)	0.670%	10/25/35	447,296	450,933
Irvine Core Office Trust, 144A, Series 2013-IRV, Class A-2 (a)	3.173%	05/15/48	965,000	1,017,475
JPMBB Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	218,312	228,384
JPMBB Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	304,273	319,416
JPMorgan Chase CMBS, 144A, Series 2010-C2, Class A-3 (a)	4.070%	11/18/43	441,725	441,394
Morgan Stanley Bank of America Trust, Series 2015-C5, Class A-4	3.176%	08/15/45	630,000	648,163
Morgan Stanley Bank of America Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	321,182	343,362
Morgan Stanley Bank of America Trust, Series 2014-C14, Class A-5	4.064%	02/15/47	942,000	1,026,617
Morgan Stanley Capital I Trust, 144A, Series 2015-420, Class A	3.727%	10/17/50	419,704	456,014
MRCD Mortgage Trust, 144A, Series 2019-PARK, Class A	2.718%	12/15/36	650,000	684,735
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	925,206	979,384
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1	4.000%	04/25/57	152,108	162,207
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1	4.000%	05/25/57	475,855	509,864
Popular ABS, Inc., Series 2006-D, Class A-3 (a)	0.390%	11/25/36	521,040	514,721
RAMP Series Trust, Series 2006-EFC2, Class A-4 (a)	0.350%	12/25/36	521,603	517,225

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS – 39.6% (Continued)	Coupon	Maturity	Par Value	Value
SG Commercial Mortgage Securities, LLC, 144A, Series 2020-COVE, Class A	2.632%	04/17/37	$ 370,000	$ 386,541
Structured Asset Securities Trust, Series 2005-WF2, Class M1 (a)	0.700%	05/25/35	442,089	440,308
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A-4	3.091%	08/10/49	1,445,328	1,493,677
Wells Fargo Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	908,000	952,056
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	688,209	720,229
WFRBS Commercial Mortgage Trust, 144A, Series 2011-C4, Class A-4 (a)	4.902%	06/17/44	901,884	909,158
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A-3	2.870%	11/17/45	610,923	630,567
Total Collateralized Mortgage Obligations (Cost $39,845,232)				$ 40,218,672

CORPORATE BONDS - 38.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.9%
Daimler Finance North America, LLC, 144A	3.350%	02/22/23	$ 1,300,000	$ 1,371,417
General Motors Financial Company, Inc.	3.550%	07/08/22	1,000,000	1,041,394
Honda Finance Corporation, Series A	0.875%	07/07/23	1,000,000	1,010,719
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	1,030,834
Marriott International, Inc.	3.125%	10/15/21	1,500,000	1,519,956
Starbucks Corporation	2.700%	07/15/22	1,385,000	1,422,451
Toyota Motor Corporation	3.419%	07/20/23	500,000	537,194
Volkswagen Group of America, LLC, 144A	3.125%	05/12/23	1,000,000	1,055,558
				8,989,523
Consumer Staples - 1.3%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	1,000,000	1,030,729
Mondelēz International, Inc.	0.625%	07/01/22	250,000	251,092
				1,281,821
Energy - 0.5%
ONEOK, Inc.	7.500%	09/01/23	464,000	534,582

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 16.8%
AerCap Ireland Capital Ltd., Series 2015-2, Class 1A1E2	1.750%	01/30/26	$ 500,000	$ 492,434
Ally Financial, Inc.	1.450%	10/02/23	1,000,000	1,016,219
Australia & New Zealand Banking Group	2.050%	11/21/22	1,000,000	1,032,564
Bank of America Corporation, Series GMTN	3.300%	01/11/23	1,000,000	1,057,577
Credit Suisse Group AG	0.495%	02/02/24	1,000,000	999,954
Discover Bank	3.200%	08/09/21	1,000,000	1,012,326
Goldman Sachs Group, Inc.	3.000%	04/26/22	1,025,000	1,031,437
Goldman Sachs Group, Inc.	0.627%	11/17/23	500,000	500,556
Huntington National Bank	2.500%	08/07/22	1,500,000	1,548,011
International Exchange, Inc.	0.700%	06/15/23	500,000	503,037
Key Bank N.A.	3.375%	03/07/23	1,000,000	1,062,430
Lloyds TSB Group, plc	4.050%	08/16/23	1,000,000	1,086,343
Morgan Stanley	2.750%	05/19/22	500,000	515,613
Morgan Stanley, Series F	3.750%	02/25/23	1,000,000	1,067,587
Royal Bank of Canada, Series H	1.600%	04/17/23	1,000,000	1,027,289
Skandinaviska Enskilda Banken AB, 144A	0.550%	09/01/23	1,000,000	1,003,020
Toronto Dominion Bank, Series C	0.750%	06/12/23	1,000,000	1,009,934
Westpac Banking Corporation	3.650%	05/15/23	1,000,000	1,076,359
				17,042,690
Health Care - 1.2%
AbbVie, Inc.	2.800%	03/15/23	1,000,000	1,040,893
CVS Health Corporation	3.700%	03/09/23	158,000	168,489
				1,209,382
Industrials - 4.1%
Caterpillar, Inc., Series J	0.450%	09/14/23	500,000	500,781
PACCAR Financial Corporation	0.800%	06/08/23	1,000,000	1,010,588
Roper Technologies, Inc.	3.650%	09/15/23	1,000,000	1,081,231
Skymiles IP Ltd. & Delta Airlines, 144A	4.500%	10/20/25	500,000	534,107
Toll Brothers Finance Corporation	5.875%	02/15/22	1,000,000	1,038,750
				4,165,457
Materials - 0.5%
Nutrien Ltd.	1.900%	05/13/23	500,000	515,645

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.1% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 0.7%
American Tower Corporation	2.250%	01/15/22	$ 750,000	$ 763,420

Technology - 1.1%
NXP Funding, LLC, 144A	4.625%	06/01/23	1,000,000	1,090,725

Utilities - 3.0%
Consolidated Edison Company, Series 2020-A	0.650%	12/01/23	500,000	500,132
PPL Electric Utilities Corporation	2.500%	09/01/22	1,000,000	1,026,995
WEC Energy Group, Inc.	0.550%	09/15/23	1,000,000	1,004,030
Xcel Energy, Inc.	0.500%	10/15/23	500,000	500,817
				3,031,974

Total Corporate Bonds (Cost $38,161,631)				$ 38,625,219

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 0.01% (b) (Cost $2,200,792)	2,200,792	$ 2,200,792

Total Investments at Value - 101.3% (Cost $101,754,951)		$ 102,776,995

Liabilities in Excess of Other Assets - (1.3%)		(1,282,625)

Net Assets - 100.0%		$ 101,494,370

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. The total value of such securities is $31,054,794 as of January 31, 2021, representing 30.6% of net assets.
GMTN -	Global Medium-Term Note.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of January 31, 2021.

See accompanying notes to Schedules of Investments.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2021 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
TREASURY FUTURE
5-Year U.S. Treasury Note Future	36	03/31/2021	$ 4,532,344	$ (3,468)

The average monthly notional value of futures contracts should short during the period ended January 31, 2021 was $1,931,276. See accompanying notes to Schedules of Investments.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2021 (Unaudited)

1. Securities Valuation

For purposes of computing the Red Cedar Short Term Bond Fund’s (the “Fund”) net asset value (“NAV”), the Fund’s portfolio holdings are valued at fair price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Trust’s Board of Trustees (the “Board”), which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more independent third-party pricing services approved by the Board may be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established is reviewed by the Adviser and the Fund’s administrator under the supervision of the Board. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for futures contracts are monitored daily by Red Cedar Investment Management, LLC (the “Adviser”), the investment adviser to the Fund, until close of regular trading to determine if fair valuation is required. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the Investment Company Act of 1940 and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If the Adviser determines that a price provided by a pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued as determined in good faith by the Adviser pursuant to policies adopted by and subject to review of the Board.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government & Agencies	$-	$4,509,363	$-	$4,509,363
Municipal Bonds	-	602,961	-	602,961
Asset Backed Securities	-	16,619,988	-	16,619,988
Collateralized Mortgage Obligations	-	40,218,672	-	40,218,672
Corporate Bonds	-	38,625,219	-	38,625,219
Money Market Funds	2,200,792	-	-	2,200,792
Total	$2,200,792	$100,576,203	$-	$102,776,995

Other Financial Instruments
Futures Contracts Sold Short	$(3,468)	$-	$-	$(3,468)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended January 31, 2021.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of January 31, 2021:

Cost of portfolio investments	$101,758,419
Gross unrealized appreciation	$1,064,489
Gross unrealized depreciation	(45,913)
Net unrealized appreciation	$1,018,576

The value of the federal income tax cost of portfolio investments may temporarily differ from the Schedule of Investments cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax treatment of realized and unrealized gains and losses on futures contracts.

4. Risks Associated with Mortgage-Related and Other Asset Backed Securities

Investments in mortgage-related and other asset backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset backed securities may change over time. During periods of falling interest rates, mortgage-related and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset backed securities may extend, which may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. As of January 31, 2021, the Fund had 39.6% and 16.4% of the value of its net assets invested in collateralized mortgage obligations and asset backed securities, respectively.

5. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of 144A securities promptly or at a reasonable price. As of January 31, 2021, the Fund had 30.6% of the value of its net assets invested in Rule 144A securities.